Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	May 20, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2015